Fair Value Measurements - Recurring Basis (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Apr. 16, 2025	Apr. 15, 2025	Dec. 31, 2023
Financial liabilities:
Convertible Notes			$ 23,100	$ 35,900
Assets, transfers in (out of) level 3		$ 0
Level 3
Financial liabilities:
Assets, transfers in (out of) level 3	$ 0	0
Recurring
Cash equivalents:
Money market funds	19,590	31,303			$ 21,762
U.S. Treasury Notes	20,346
Total financial assets	39,936	31,303
Financial liabilities:
Convertible Notes		30,259
Total financial liabilities		30,259
Recurring | Level 1
Cash equivalents:
Money market funds	19,590	31,303			$ 21,762
U.S. Treasury Notes	20,346
Total financial assets	$ 39,936	31,303
Recurring | Level 3
Financial liabilities:
Convertible Notes		30,259
Total financial liabilities		$ 30,259